Deposits - Summary of Deposit Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Deposits subject to bank recapitalization Bail-in	$ 6,586	$ 53
Deposits	365,991	357,083
Financial liabilities designated at fair value through profit or loss	57,783	16
Total deposits	987,083	966,143
Business and government [member]
Disclosure of deposits from customers [line items]
Total deposits	365,991	357,083
Loan commitments and financial guarantees [member]
Disclosure of deposits from customers [line items]
Financial liabilities designated at fair value through profit or loss	17	16
U.S. Dollar [member]
Disclosure of deposits from customers [line items]
Total deposits	559,000	548,000
Other Currency [member]
Disclosure of deposits from customers [line items]
Total deposits	56,000	55,000
Covered Bondholders [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	39,000	36,000
TD Capital Trust IV [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Deposits	$ 2,000	$ 2,000